CONSOLIDATED BALANCE SHEETS DETAILS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
CONSOLIDATED BALANCE SHEETS DETAILS
NOTE 6. UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS DETAILS

Tenant Receivables, Net

Tenant receivables consisted of the following:

	June 30, 2021	December 31, 2020
Straight-line rent	$5,163,964	$4,344,388
Tenant rent	384,661	204,775
Tenant reimbursements	1,607,198	2,116,627
Total	$7,155,823	$6,665,790

Accounts Payable, Accrued and Other Liabilities

Accounts payable, accrued and other liabilities were comprised of the following:

	June 30, 2021	December 31, 2020
Accounts payable	$398,793	$1,136,954
Accrued expenses	2,505,713	3,068,714
Accrued distributions	649,812	706,106
Accrued interest payable	580,882	629,628
Unearned rent	1,684,491	2,033,065
Lease incentive obligation	2,133,695	5,157
Total	$7,953,386	$7,579,624

NOTE 6. CONSOLIDATED BALANCE SHEETS DETAILS

Tenant Receivables

Tenant receivables consisted of the following:

	December 31,
	2020	2019
Straight-line rent	$4,344,388	$3,541,238
Tenant rent	204,775	420,959
Tenant reimbursements	1,979,963	1,854,883
Tenant other	136,664	407,684
Total	$6,665,790	$6,224,764

Accounts Payable, Accrued and Other Liabilities

Accounts payable, accrued and other liabilities were comprised of the following:

	December 31,
	2020	2019
Accounts payable	$1,136,954	$660,111
Accrued expenses (a)	3,068,714	5,773,214
Accrued dividends	706,106	962,615
Accrued interest payable	629,628	1,690,168
Unearned rent	2,033,065	1,963,896
Lease incentive obligation	5,157	505,157
Total	$7,579,624	$11,555,161

(a)	Includes accrued Merger expenses of $1,570,622 as of December 31, 2019.